BUSINESS AND LIQUIDITY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS AND LIQUIDITY
1. BUSINESS AND LIQUIDITY
Rallybio Corporation and subsidiaries (“Rallybio”, the “Company”, “we”, “our”, or “us”) is a clinical-stage biotechnology company comprised of experienced biopharma industry leaders with extensive research, development, and rare disease expertise with a mission to develop and commercialize life-transforming therapies for patients with severe and rare diseases. The Company’s lead program, RLYB116, is a differentiated complement component 5 (“C5”) inhibitor with the potential to treat diseases of complement dysregulation. In addition, RLYB332, a long-acting matriptase-2
(“MTP-2”)
antibody for the treatment of diseases of iron overload is currently in preclinical development. In 2025, the Company completed a confirmatory pharmacokinetic (“PK”) and pharmacodynamic (“PD”) study of RLYB116 in healthy volunteers and reported data in the first quarter of 2026. In April 2025, the Company announced the discontinuation of its RLYB212 program for the prevention of fetal and neonatal alloimmune thrombocytopenia (“FNAIT”) based on PK data from the Phase 2 clinical trial that demonstrated an inability of the RLYB212 dose regimen to achieve predicted target concentrations, as well as the minimum target concentration required for efficacy. In July 2025, the Company entered into a definitive agreement to sell its interest in REV102, an Ectonucleotide Pyrophosphatase/Phosphodiesterase 1 (“ENPP1”) inhibitor in preclinical development for the treatment of patients with hypophosphatasia (“HPP”), to a subsidiary of its joint venture partner Recursion Pharmaceuticals, Inc. (“Recursion”) (the “JV Sale”).
On March 1, 2026, Rallybio entered into an Agreement and Plan of Merger and Reorganization with Candid Therapeutics, Inc. (“Candid”) (the “Candid Merger Agreement”) pursuant to which the parties intended to undertake a business combination (the “Candid Merger”).
On May 3, 2026, Candid terminated the Candid Merger Agreement concurrently with entering into a Permitted Alternative Agreement (as defined in the Candid Merger Agreement) with UCB S.A. As a result of the termination of the Candid Merger Agreement, Rallybio was paid on May 4, 2026 a $50.0 million Parent Termination Fee (as defined in the Candid Merger Agreement) and was reimbursed $0.4 million for certain expenses.
Following the termination of the Candid Merger Agreement, Rallybio restarted the evaluation of strategic alternatives. On May 31, 2026, Rallybio entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Avenzo Therapeutics, Inc. (“Avenzo”), a clinical-stage biotechnology company developing next-generation oncology therapies, pursuant to which, among other matters, Farmington Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Rallybio (“Merger Sub”), will merge with and into Avenzo (the “Merger”) and Avenzo will survive the Merger as a wholly owned subsidiary of Rallybio. In connection with the Merger, Rallybio will change its name to Avenzo Therapeutics, Inc. (together with its subsidiaries following the Merger, the “combined company”). The Merger is intended to qualify as a tax-free
reorganization for U.S. federal income tax purposes. The Merger will become effective at the time the Certificate of Merger has been duly filed with the Secretary of State of the State of Delaware or such other date and time as is agreed upon by Rallybio and Avenzo and specified in the Certificate of Merger (such date, the “Closing Date,” and such time, the “Effective Time”).
In connection with the Merger, Avenzo entered into a subscription agreement (the “Subscription Agreement”) with certain investors, pursuant to which Avenzo has agreed to sell, and such investors have agreed to purchase, shares of Avenzo common stock for an aggregate purchase price of $215.0 million, immediately prior to the Effective Time (such transaction, the “Concurrent Financing”). The closing of the Concurrent Financing is conditioned upon the satisfaction or waiver of each of the conditions to the closing of the Merger (the “Closing”) as well as certain other conditions.
Subject to the terms and conditions of the Merger Agreement, at the Effective Time, (a) each then-outstanding share of common stock or preferred stock of Avenzo (each such share, an “Avenzo Share”) (excluding any share described in clauses (b) or (c) below and Avenzo Shares held by stockholders who have exercised and perfected appraisal rights for such shares) will be converted into the right to receive a number of shares of Rallybio common stock, calculated in accordance with the Exchange Ratio as defined in the Merger Agreement, (b) each Avenzo Share issued in the Concurrent Financing will be converted into the right to receive a number of shares of Rallybio common stock calculated in accordance with the Merger Agreement, (c) any Avenzo Shares held as treasury shares or held or owned by Rallybio, Merger Sub or any subsidiary of Rallybio or Avenzo immediately prior to the Effective Time will be canceled and shall cease to exist, and no consideration shall be delivered in exchange therefor. Each then-outstanding option to purchase Avenzo Shares will be converted into an option to purchase Rallybio Common Stock, subject to adjustment as set forth in the Merger Agreement.
Under the Exchange Ratio formula in the Merger Agreement, upon the Closing, on a pro forma basis and based upon the number of shares of Rallybio common stock expected to be issued in connection with the Merger and the Concurrent Financing, pre-Merger
equityholders of Avenzo (other than investors in the Concurrent Financing) are expected to own approximately 56.6% of the combined company, pre-Merger
equityholders of Rallybio will own approximately 2.8% of the combined company and the investors in the Concurrent Financing are expected to own approximately 40.6% (assuming gross proceeds from the Concurrent Financing of $215.0 million), in each case, calculated on a fully diluted basis, using the treasury stock method, and subject to certain assumptions, including (i) a valuation for Rallybio of $15.0 million (calculated after giving effect to the expected payment of the distribution of Rallybio’s pre closing cash), (ii) a valuation for Avenzo of $300.0 million, and (iii) the relative capitalization of Rallybio and Avenzo. The percentage of the combined company that each party’s equityholders will own following the Closing is subject to certain adjustments as described in the Merger Agreement, including the amount of the final Rallybio Net Cash (as defined in the Merger Agreement) at Closing. At any time prior to the Closing, Rallybio will declare distributions of Rallybio Net Cash to holders of Rallybio common stock and, if applicable, securities convertible into or exchangeable or exercisable for shares of Rallybio common stock outstanding as of the applicable record date, subject to the terms of the Merger Agreement.
Immediately prior to the Effective Time, Rallybio and a rights agent (the “Rights Agent”) are expected to enter into a Contingent Value Rights Agreement (the “CVR Agreement”), pursuant to which holders of record of certain Rallybio securities as of the close of business on the last business day prior to the day on which the Effective Time occurs will receive one contingent value right (each, a “CVR”) for each outstanding share of Rallybio common stock, pre-funded
warrant, Rallybio restricted stock unit or In the Money Parent Option (as defined in the Merger Agreement) held as of such date. Pursuant to the CVR Agreement, each CVR holder will be entitled to receive their pro rata share of all of the net proceeds (including cash or the value of stock to the extent listed on a national exchange, at the time of disposition), if any, received by Rallybio as a result of payments (“CVR Payments”) made to Rallybio of (i) any upfront, milestone, royalty and other payments received under any disposition agreement related to Rallybio’s pre-Merger
assets (the “Legacy Assets”), and (ii) all of the cash proceeds, if any, received from Recursion under the Membership Interest Purchase Agreement, dated July 8, 2025, by and among Recursion, Exscientia Ventures I, Inc., Rallybio and Rallybio IPB, LLC. For a period of four months after the Closing Date, the combined company will use commercially reasonable efforts to effect the disposition of the Legacy Assets with respect to a third party that Rallybio had been in discussions with regarding a disposition prior to the Closing Date, subject to certain limitations. Such net proceeds will be subject to certain permitted deductions, including for applicable tax payments, certain expenses incurred or other liabilities borne by Rallybio or its affiliates in respect of the Legacy Assets, and losses incurred by Rallybio or its affiliates due to a third-party proceeding in connection with such disposition.
The Company had cash and cash equivalents of
$
92.8

million as of June 30, 2026. The Company currently expects that its cash and cash equivalents will be sufficient to fund its operating expenses and capital requirements for more than 12 months from the date these unaudited condensed consolidated financial statements are issued although we anticipate that the Merger will close prior to the end of 2026. The Company does not anticipate that its current cash and cash equivalents as of June 30, 2026 will be sufficient to fund any of its product candidates through regulatory approval, and if the Company continues to progress the development of its product candidates, it will need to raise substantial additional capital to complete the development and commercialization of those product candidates, if approved. If necessary, Rallybio may satisfy any future cash needs through the sale of equity securities, debt financings, corporate collaborations or license agreements, working capital lines of credit, grant funding, interest income earned on invested cash balances or a combination of one or more of these sources.

1. BUSINESS
Rallybio Corporation and subsidiaries (“Rallybio”, the “Company”, “we”, “our”, or “us”) is a clinical-stage biotechnology company comprised of experienced biopharma industry leaders with extensive research, development, and rare disease expertise with a mission to develop and commercialize life-transforming therapies for patients with severe and rare diseases. The Company’s lead program, RLYB116, is a differentiated complement component 5 (“C5”) inhibitor with the potential to treat diseases of complement dysregulation. In addition, RLYB332, a long-acting matriptase-2
(“MTP-2”)
antibody for the treatment of diseases of iron overload is currently in preclinical development. In 2025, the Company completed a confirmatory pharmacokinetic (“PK”) and pharmacodynamic (“PD”) study of RLYB116 in healthy volunteers and reported data in the first quarter of 2026. In April 2025, the Company announced the discontinuation of its RLYB212 program for the prevention of fetal and neonatal alloimmune thrombocytopenia (“FNAIT”) based on PK data from the Phase 2 clinical trial that demonstrated an inability of the RLYB212 dose regimen to achieve predicted target concentrations, as well as the minimum target concentration required for efficacy. In July 2025, the Company entered into a definitive agreement to sell its interest in REV102, an Ectonucleotide Pyrophosphatase/Phosphodiesterase 1 (“ENPP1”) inhibitor in preclinical development for the treatment of patients with hypophosphatasia (“HPP”), to a subsidiary of its joint venture partner Recursion Pharmaceuticals, Inc. (“Recursion”) (the “JV Sale”).
On March 1, 2026, Rallybio entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Candid Therapeutics, Inc., a Delaware corporation (“Candid”), a clinical-stage biotechnology company advancing a leading portfolio of
T-cell
engager (“TCE”) therapeutics for autoimmune diseases, and Farmington Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Rallybio (“Merger Sub”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, Merger Sub will be merged with and into Candid, with Candid surviving as a wholly owned subsidiary of Rallybio (the “Merger” and, together with all of the other transactions contemplated by the Merger, the “Contemplated Transactions”). The Merger is intended to qualify as a tax-free
reorganization for U.S. federal income tax purposes.
Concurrently with the execution and delivery of the Merger Agreement, certain investors entered into a subscription agreement with Candid, pursuant to which such investors have agreed to purchase, immediately prior to the Merger, shares of Candid common stock representing an aggregate commitment of approximately
$505.5
million in the concurrent financing (the “Concurrent Financing”). The shares of Candid common stock that are issued in the Concurrent Financing will be or will have the right to be, respectively, converted into shares of Rallybio common stock, par value $0.0001 per share (“Rallybio Common Stock”), in the Merger.
Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (a) each then-outstanding share of common stock or preferred stock of Candid (each such share, a “Candid Share”) (excluding any share described in clauses (b) or (c) below and Candid Shares held by stockholders who have exercised and perfected appraisal rights for such shares) will be converted into the right to receive a number of shares of Rallybio Common Stock calculated in accordance with the Exchange Ratio as set forth in the Merger Agreement (the “Exchange Ratio”), (b) each Candid Share issued in the Concurrent Financing will be converted into the right to receive a number of shares of Rallybio Common Stock calculated in accordance with the Concurrent Financing Exchange Ratio as set forth in the Merger Agreement (the “Concurrent Financing Exchange Ratio”), (c) any Candid Shares held as treasury shares or held or owned by Rallybio, Merger Sub or any subsidiary of Rallybio or Candid immediately prior to the Effective Time will be canceled and shall cease to exist, and no consideration shall be delivered in exchange therefor. Each then-outstanding option to purchase Candid Shares will be converted into an option to purchase Rallybio Common Stock, subject to adjustment as set forth in the Merger Agreement.
Under the Exchange Ratio and Concurrent Financing Exchange Ratio formulas in the Merger Agreement, immediately after the Closing, on a pro forma basis and based upon the number of shares of Rallybio Common Stock expected to be issued in connection with the Merger
,
pre-Merger
equityholders of Candid (other than investors in the Concurrent Financing) are expected to own approximately 57.55% of the combined company, pre-Merger
equityholders of
Rallybio are expected to own approximately 3.65% of the combined company and the Investors in the Concurrent Financing are expected to own approximately 38.80% of the combined company (assuming proceeds from the Concurrent Financing of $505.5 million), in each case, calculated on a fully diluted basis, using the treasury stock method, and subject to certain assumptions, including (i) a valuation for Rallybio of $47.5 million (assuming Rallybio has net cash (“Rallybio Net Cash”) of $37.5 million as of the closing of the Merger (the “Closing” and such date, the “Closing Date”)), (ii) a fixed valuation for Candid of $750.0 million, and (iii) the relative capitalization of Rallybio and Candid. The percentage of the combined company that each party’s equity holders will own following the Closing is subject to certain adjustments as described in the Merger Agreement, including the amount of the final Rallybio Net Cash at Closing.
Immediately prior to the Effective Time, Rallybio and a rights agent are expected to enter into a Contingent Value Rights Agreement (the “CVR Agreement”), pursuant to which holders of record of certain Rallybio securities as of the close of business on the last business day prior to the day on which the Effective Time occurs will receive one contingent value right (each, a “CVR”) for each outstanding share of Rallybio Common Stock, prefunded warrant, Rallybio restricted stock unit or In the Money Parent Option (as defined in the CVR Agreement) held as of such date. Pursuant to the CVR Agreement, each CVR holder will be entitled to receive their pro rata share of (i) all of the net proceeds (including cash the value of stock to the extent listed on a national exchange, at the time of disposition), if any, received by Rallybio as a result of payments made to Rallybio of any upfront, milestone, royalty and other payments received under any disposition agreement related to Rallybio’s pre-Merger
assets (the “Legacy Assets”), and (ii) all of the cash proceeds, if any, received from Recursion under the Membership Interest Purchase Agreement, dated July 8, 2025, by and among Recursion, Exscientia Ventures I, Inc., Rallybio Corporation and Rallybio IPB, LLC. For a period of one year after the Closing Date, Rallybio will use commercially reasonable efforts to effect the disposition of the Legacy Assets. Such net proceeds will be subject to certain permitted deductions, including for applicable tax payments, certain expenses incurred or other liabilities borne by Rallybio or its affiliates in respect of the Legacy Assets, and losses incurred by Rallybio or its affiliates due to a third-party proceeding in connection with such disposition.